Brown Advisory Total Return Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
U.S. Treasury Notes - 46.5%
36,100,000	United States Treasury Note	1.63%	12/15/2022	35,991,788
32,025,000	United States Treasury Note	0.13%	01/31/2023	31,654,706
33,570,000	United States Treasury Note	2.75%	04/30/2023	33,333,591
2,809,000	United States Treasury Note	2.50%	04/30/2024	2,731,862
2,000,000	United States Treasury Note	1.75%	07/31/2024	1,912,422
6,955,000	United States Treasury Note	2.63%	04/15/2025	6,681,962
8,389,500	United States Treasury Note	2.75%	05/15/2025	8,075,877
17,945,000	United States Treasury Note	2.75%	04/30/2027	16,948,912
2,365,000	United States Treasury Note	3.25%	06/30/2027	2,281,024
11,910,000	United States Treasury Note	2.88%	05/15/2028	11,204,239
3,800,000	United States Treasury Note	2.88%	04/30/2029	3,549,437
7,115,000	United States Treasury Note	0.88%	11/15/2030	5,669,766
14,990,000	United States Treasury Note	1.88%	02/15/2032	12,702,854
Total U.S. Treasury Notes (Cost $176,465,438)				172,738,440

Mortgage Backed Securities - 31.3%
4,537,399	Bayview MSR Opportunity Master Fund Trust INV5, Series 2021-5 A2#^	2.50%	11/25/2051	3,635,077
4,659,445	Bayview MSR Opportunity Master Fund Trust INV6, Series 2021-6 A1#^	3.00%	10/25/2051	3,869,010
3,445,000	BX Trust, Series 2021-SDMF B (1 Month LIBOR USD + 0.74%)^	3.56%	09/15/2034	3,228,984
4,000,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	3,813,545
682,502	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	638,651
1,912,756	FHLMC PC, Pool# QD-7054	3.00%	02/01/2052	1,674,522
1,976,274	FHLMC PC, Pool# QD-5888	3.50%	02/01/2052	1,784,703
1,966,316	FHLMC PC, Pool# RA-6699	3.50%	02/01/2052	1,775,691
1,920,452	FHLMC PC, Pool# QD-7450	3.00%	03/01/2052	1,680,158
173,280	FHLMC PC, Pool# QE-0380	2.50%	04/01/2052	146,879
424,612	FHLMC REMIC, Series 4094 NI~	2.50%	03/15/2027	9,455
1,608,247	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	140,585
1,324,057	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	127,411
139,973	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	137,732
8,826,030	FHMS, Series K-C02 X1#~	0.51%	03/25/2024	44,449
4,230,329	FHMS, Series K-038 X1#~	1.24%	03/25/2024	50,705
61,196,366	FHMS, Series K-047 X1#~	0.23%	05/25/2025	186,478
7,187,724	FHMS, Series Q-013 XPT1#~	1.66%	05/25/2025	183,595
649,118	FHMS, Series K-C06 X1#~	1.04%	08/25/2026	18,845
5,590,512	FHMS, Series Q-013 XPT2#~	1.81%	05/25/2027	154,738
1,274,878	FHMS, Series K-W03 X1#~	0.97%	06/25/2027	34,266
4,954,938	FHMS, Series K-087 X1#~	0.51%	12/25/2028	96,054
3,980,441	FHMS, Series K-092 X1#~	0.85%	04/25/2029	151,618
3,529,886	FHMS, Series K-094 X1#~	1.02%	06/25/2029	165,837
4,490,255	FHMS, Series K-103 X1#~	0.76%	11/25/2029	164,482
104,545	FHMS, Series Q-010 APT1#	2.94%	04/25/2046	104,262
480,557	FNMA, Pool# MA2897	3.00%	02/01/2037	440,093
251,454	FNMA, Pool# 467095	5.90%	01/01/2041	244,774
165,775	FNMA, Pool# 469130	4.87%	10/01/2041	162,793
99,162	FNMA, Pool# BH7686	4.50%	12/01/2047	94,929
72,333	FNMA, Pool# BK5105	5.50%	05/01/2048	72,798
108,290	FNMA, Pool# BK8032	5.50%	06/01/2048	109,529
24,424	FNMA, Pool# BN0202	5.50%	09/01/2048	24,377
73,863	FNMA, Pool# BN4936	5.50%	12/01/2048	73,732
73,901	FNMA, Pool# BN4921	5.50%	01/01/2049	73,768
2,899,189	FNMA, Pool# FM8754	3.00%	09/01/2051	2,559,097
667,886	FNMA, Pool# FS1480	2.50%	11/01/2051	565,317
1,147,686	FNMA, Pool# FS0731	2.00%	02/01/2052	936,247
1,885,255	FNMA, Pool# CB2909	3.50%	02/01/2052	1,702,007
1,862,204	FNMA, Pool# BV4532	3.50%	03/01/2052	1,681,611
19,267,088	FNMA REMIC Trust, Series 2019-M23 X3#~	0.42%	10/27/2031	346,634
5,926,664	FNMA REMIC Trust, Series 2021-95 WI#~	0.05%	05/25/2035	125,881
217,315	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	218,231
3,237,514	FNMA REMIC Trust, Series 2021-47 IO~	2.50%	07/25/2051	457,629
21,250,000	FNMA, 2.00%, Due TBA October	2.00%	10/15/2052	17,223,291
10,900,000	FNMA, 2.50%, Due TBA October	2.50%	10/15/2052	9,171,967
6,350,000	FNMA, 3.50%, Due TBA October	3.50%	10/15/2052	5,716,984
24,700,000	FNMA, 4.00%, Due TBA October	4.00%	10/15/2052	22,932,406
7,200,000	FNMA, 4.50%, Due TBA October	4.50%	10/15/2052	6,862,500
266,443	GNMA, Pool# 723334X	5.00%	09/15/2039	269,159
3,957,529	GNMA, Pool# CM0214H (1 Year CMT Rate + 2.09%)	4.96%	02/20/2072	4,156,216
3,769,273	GNMA, Pool# CM0231H (1 Year CMT Rate + 2.12%)	4.99%	02/20/2072	3,965,224
2,500,000	GNMA, 2.50%, Due TBA October	2.50%	10/15/2052	2,151,318
2,147,100	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	3.19%	11/20/2047	242,249
956,896	GNMA REMIC Trust, Series 2022-009 CD	2.00%	01/20/2052	815,149
464,561	GNMA REMIC Trust, Series 2014-45 B1#~	0.63%	07/16/2054	7,218
242,534	GNMA REMIC Trust, Series 2014-135 I0#~	0.42%	01/16/2056	4,637
254,374	GNMA REMIC Trust, Series 2015-172 I0#~	0.61%	03/16/2057	5,979
465,039	GNMA REMIC Trust, Series 2016-40 I0#~	0.61%	07/16/2057	11,398
314,190	GNMA REMIC Trust, Series 2016-56 I0#~	0.99%	11/16/2057	13,349
521,869	GNMA REMIC Trust, Series 2016-98 I0#~	0.89%	05/16/2058	22,096
4,583,207	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	3,643,892
1,919,077	GS Mortgage-Backed Securities Trust, Series 2022-LTV1 A8#^	3.00%	06/25/2052	1,705,655
1,953,997	J.P. Morgan Mortgage Trust, Series 2022-LTV2 A3#^	3.50%	09/25/2052	1,719,610
2,118,794	RCKT Mortgage Trust, Series 2022-1 A5#^	2.50%	01/25/2052	1,826,798
Total Mortgage Backed Securities (Cost $125,435,259)				116,374,274

Corporate Bonds & Notes - 15.4%
4,695,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/2028	3,779,360
3,990,000	Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030	3,775,558
4,630,000	Aptiv Corp.	3.25%	03/01/2032	3,690,248
3,965,000	Booking Holdings, Inc.	4.63%	04/13/2030	3,731,808
4,380,000	Colonial Enterprises, Inc.^	3.25%	05/15/2030	3,806,979
2,315,000	Crowdstrike Holdings, Inc.	3.00%	02/15/2029	1,950,226
4,475,000	Crown Castle Corp.	3.30%	07/01/2030	3,751,562
2,280,000	Ford Motor Co.	3.25%	02/12/2032	1,640,973
4,325,000	Fortis, Inc.	3.06%	10/04/2026	3,940,682
2,065,000	Graphic Packaging International LLC^	4.75%	07/15/2027	1,895,148
3,984,000	Marvell Technology, Inc.	4.88%	06/22/2028	3,743,418
4,177,000	NXP BV	3.88%	06/18/2026	3,904,883
4,990,000	PerkinElmer, Inc.	2.25%	09/15/2031	3,757,549
4,890,000	Physicians Realty L.P.	2.63%	11/01/2031	3,714,781
4,160,000	PVH Corp.	4.63%	07/10/2025	3,992,784
3,705,000	SYSCO Corp.	5.95%	04/01/2030	3,754,809
1,910,000	Terminix Co. LLC	7.45%	08/15/2027	2,167,057
Total Corporate Bonds & Notes (Cost $67,241,732)				56,997,825

Asset Backed Securities - 5.8%
540,000	American Homes 4 Rent Trust, Series 2014-SFR2 D^	5.15%	10/17/2036	529,086
520,000	American Homes 4 Rent Trust, Series 2015-SFR1 D^	4.41%	04/18/2052	502,891
1,000,000	AmeriCredit Automobile Receivables Trust, Series 2020-2 C	1.48%	02/18/2026	956,912
2,255,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	2,053,191
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	476,516
343,221	Dext ABS LLC, Series 2020-1 A^	1.46%	02/16/2027	337,732
1,205,937	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	1,154,737
540,000	Dext ABS LLC, Series 2021-1 B^	1.76%	02/15/2028	490,924
1,000,000	Drive Auto Receivables Trust, Series 2019-3 D	3.18%	10/15/2026	988,213
1,320,000	Drive Auto Receivables Trust, Series 2020-1 D	2.70%	05/15/2027	1,297,580
18,534	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	18,519
772,905	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	739,693
1,000,000	GM Financial Automobile Leasing Trust, Series 2021-2 C	1.01%	05/20/2025	953,722
2,154,572	GoodLeap Sustainable Home Solutions Trust, Series 2021-5 A^	2.31%	10/20/2048	1,796,109
750,000	HPEFS Equipment Trust, Series 2020-1A C^	2.03%	02/20/2030	746,179
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	985,004
1,380,000	HPEFS Equipment Trust, Series 2021-1A D^	1.03%	03/20/2031	1,302,812
1,820,468	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	1,742,859
988,119	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	966,594
385,388	Newtek Small Business Loan Trust, Series 2018-1 A (PRIME + -0.55%)^	5.70%	02/25/2044	380,619
640,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	594,699
577,620	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	574,468
2,180,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	2,065,729
Total Asset Backed Securities (Cost $22,951,647)				21,654,788

Municipal Bonds - 0.4%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	242,821
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,112,488
Total Municipal Bonds (Cost $1,523,244)				1,355,309

Shares/Par Value
Short-Term Investments - 16.9%
Money Market Funds - 11.1%
41,076,381	First American Government Obligations Fund - Class Z, 2.74%*			41,076,381
U.S. Treasury Bills - 5.8%
1,800,000	United States Treasury Bill, 10/13/2022, 2.32%+†			1,798,721
20,192,000	United States Treasury Bill, 04/20/2023, 2.46%+			19,794,225
				21,592,946
Total Short-Term Investments (Cost $62,795,181)				62,669,327
Total Investments - 116.3% (Cost $456,412,501)				431,789,963
Liabilities in Excess of Other Assets - (16.3)%				(60,496,655)
NET ASSETS - 100.0%				$371,293,308

# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.
+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $41,076,381 were categorized as Level 1, while the Fund's investments in corporate bonds & notes,  mortgage backed securities, asset backed securities, U.S. Treasury Notes and Bills, and municipal bonds, with a total market value of $390,713,582 were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Total Return Fund had the following open long futures contracts as of the date of this report:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	11	12/30/2022	$2,297,132	$2,259,297	$(37,835)
U.S. Treasury Long Bonds Futures	68	12/20/2022	9,110,892	8,595,625	(515,267)
U.S. Treasury 5-Year Note Futures	74	12/30/2022	7,978,841	7,955,578	(23,263)
U.S. Treasury Ultra Bond Futures	355	12/20/2022	52,751,587	48,635,000	(4,116,587)
			$72,138,452	$67,445,500	$(4,692,952)

Futures Contracts - Short
The Brown Advisory Total Return Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	(15)	12/20/2022	$(1,767,858)	$(1,680,938)	$86,920
U.S. Treasury 10-Year Ultra Futures	(60)	12/20/2022	(7,526,510)	(7,109,062)	417,448
			$(9,294,368)	$(8,790,000)	$504,368

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.